Investments in Joint Ventures (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Acquisition cost	₩ 2,069,491	₩ 1,943,392
Korea Gas Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.47%	22.02%
Acquisition cost	₩ 1,815,513	₩ 1,647,325
Korea Power Exchange [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	100.00%	100.00%
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	25.54%
Nominal percentage of ownership associate	2.35%
Dongducheon Dream Power [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	34.01%	34.01%
Indeck Niles Development, LLC [Member]
Disclosure of joint ventures [line items]
Additional percentage of ownership associate	50.00%	50.00%
Daegu Green Power Joint Ventures [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	54.24%
Nominal percentage of ownership associate	29.00%	29.00%
Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%
Hyundai Energy [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	46.30%	46.30%
Additional percentage of ownership associate	15.64%	15.64%
Bottom of range [member] | Gangwon Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%	20.00%
Bottom of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%	20.00%
Bottom of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Nominal percentage of ownership associate		2.35%
Bottom of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%	20.00%
Bottom of range [member] | Go Deok Clean Energy Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Bottom of range [member] | Jeju SolarOne Co., Ltd.( [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Bottom of range [member] | SUNMEX RENOVABLES, S.A. DE C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%
Bottom of range [member] | Seoroseoro Sunny Power Plant Co Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Bottom of range [member] | Barakah One Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	20.00%
Bottom of range [member] | Horus Solar S.A. De C.V. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		25.54%
Top of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%	50.00%
Top of range [member] | Go Deok Clean Energy Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Top of range [member] | Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%	50.00%
Top of range [member] | Saemangeum Solar Power Co., Ltd [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%	50.00%
Top of range [member] | Nepal Water Energy Development Company Private Limited [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	50.00%	50.00%
Top of range [member] | Barakah One Company [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%